Significant Accounting Policies - Adjustments Resulting from Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency [Abstract]
Amounts (credited)/ charged	$ (3,876)	$ 7,760	$ 2,094